Taxes - Schedule of Income (loss) Before Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income (loss) Before Income Taxes [Abstract]
Non-PRC	$ (119)	$ (176)
PRC	6,887	5,825
Total	$ 6,768	$ 5,649